Property and Equipment, net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Tangible property and equipment, gross	$ 7,079	$ 6,669
Less: Accumulated depreciation and amortization	(4,080)	(3,784)
Tangible property and equipment, net	2,999	2,885
Less: Accumulated amortization	(1,656)	(1,339)
Intangible property and equipment, net	1,088	1,139
Property and equipment, net	$ 4,087	4,024
Capitalized software development costs [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (In Years)	2 years
Capitalized software development costs	$ 2,744	2,478
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (In Years)	3 years
Tangible property and equipment, gross	$ 5,720	5,470
Machinery and automobiles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (In Years)	5 years
Tangible property and equipment, gross	$ 128	129
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (In Years)	3 years
Tangible property and equipment, gross	$ 598	544
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (In Years)	2 years
Tangible property and equipment, gross	$ 507	407
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (In Years)	7 years
Tangible property and equipment, gross	$ 126	$ 119